Consolidated Statements of Changes in Equity ₪ in Thousands, $ in Thousands	ILS (₪)	USD ($)	Ordinary shares ILS (₪)	Ordinary shares USD ($)	Additional paid in capital and warrants ILS (₪)	Additional paid in capital and warrants USD ($)	Accumulated deficit ILS (₪)	Accumulated deficit USD ($)
Balance at Dec. 31, 2015	₪ 9,779		₪ 2,665		₪ 140,704		₪ (133,590)
Comprehensive loss for the year	(27,893)						(27,893)
Share-based compensation to employees and consultants	3,572						3,572
Proceeds from issuance of shares and options, less issuance expenses	18,505		510		17,995
Issuance of shares, See Note 13(A)(1)(D)	1,197		32		1,165
Balance at Dec. 31, 2016	5,160		3,207		159,864		(157,911)
Comprehensive loss for the year	(20,880)						(20,880)
Share-based compensation to employees and consultants	4,970		32		529		4,409
Proceeds from issuance of shares and warrants, net of issuance expenses	16,215		1,457		14,758
Exercise of warrants into shares	3,618		302		3,316
Balance at Dec. 31, 2017	9,083	$ 2,423	4,998	$ 1,333	178,467	$ 47,617	(174,382)	$ (46,527)
Comprehensive loss for the year	(13,887)	(3,704)					(13,887)	(3,704)
Share-based compensation to employees and consultants	3,639	970	6	2	24	6	3,609	962
Conversion of Debentures to Prepaid warrants	12,708	3,391			12,708	3,391
Conversion of Prepaid warrants to Ordinary shares			248	66	(248)	(66)
Proceeds from issuance of shares, net of issuance expenses	6,383	1,703	464	124	5,919	1,579
Balance at Dec. 31, 2018	₪ 17,926	$ 4,783	₪ 5,716	$ 1,525	₪ 196,870	$ 52,527	₪ (184,660)	$ (49,269)